December 2012 Note 14 - Series B Preferred Stock Warrants	12 Months Ended
Dec. 31, 2012
December 2012 Note 14 - Series B Preferred Stock Warrants
Note 14 - Series B Preferred Stock Warrants

The Series B preferred stock warrants are exercisable into shares of Series B preferred stock, which in turn is convertible at the option of the holder into shares of common stock at an initial ratio of one share of series B preferred stock into one share of common stock (1:1), as adjusted for the dilutive effects of additional stock subsequent to the original issuance of the series B shares on December 17, 2010 as disclosed in more detail within Note 12. As of March 31, 2013, the Series B warrants were convertible into shares of Series B convertible stock, which is convertible into 5,544,702 shares of common stock.

Series B Preferred Stock Warrants Granted

No series B preferred stock warrants were granted during the years ended December 31, 2012 and 2011.

Series B Preferred Stock Warrants Cancelled

No series B preferred stock warrants were cancelled during the years ended December 31, 2012 and 2011.

Series B Preferred Stock Warrants Expired

No series B preferred stock warrants were expired during the years ended December 31, 2012 and 2011.

Series B Preferred Stock Warrants Exercised

No series B preferred stock warrants were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Series B Preferred Stock Warrants outstanding at December 31, 2012.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.41	4,349,339	1 year	$0.41	-0-	$-0-

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1.5	1.5
Volatility	429%	429%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s series B preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series B preferred stock warrants. During 2012 and 2011, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2012 and 2011 was approximately $0.41 per warrant.

The following is a summary of activity of outstanding series B preferred stock warrants:

Weighted
Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	4,349,339	$0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2011	4,349,339	0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2012	4,349,339	$0.41

Exercisable, December 31, 2012	4,349,339	$0.41